Discontinued Operations And Other Disposition (Narrative) (Details)	1 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($) item	Jun. 30, 2013 USD ($)	Apr. 30, 2013 item	Mar. 31, 2013 item	Sep. 30, 2012	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)
Discontinued Operations And Other Dispositions [Line Items]
Proceeds from sale of regulated water operations		$ 3,400,000
Gain (loss) on sale		1,025,000
Gain (loss) on sale, after tax		$ 615,000
Percentage of utility system that assets represent		0.04%
Carrying amount of assets						$ 0	$ 0	$ 0
Carrying amount of liabilities						0	0	$ 0
Florida [Member]
Discontinued Operations And Other Dispositions [Line Items]
Number of customers					38,000
Sale transactions | item	5		5	5
Proceeds from sale of regulated water operations	$ 88,934,000
Gain (loss) on sale	21,178,000
Gain (loss) on sale, after tax	$ 13,766,000
Indiana [Member]
Discontinued Operations And Other Dispositions [Line Items]
Gain (loss) on sale						29,210,000
Gain (loss) on sale, after tax						17,611,000
Initial valuation payment							16,911,000
Remaining payment for Northern and Southern assets						$ 50,100,000	50,100,000
Total payment for Northern and Southern Indiana Assets							$ 67,011,000